TRADE RECEIVABLES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
TRADE RECEIVABLES

15.	TRADE RECEIVABLES

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Trade receivables arising from:
- Security related service and asset management income – related parties	8,342	4,100
- Security related service and asset management income – third parties	41,153	5,219
- Trading of timepieces – third parties	4,194	29,569
TRADE RECEIVABLES GROSS	53,689	38,888
Less: impairment allowance	(28,698)	(24,184)

Total trade receivables	24,991	14,704

The following is an aged analysis of trade receivables presented based on the due dates.

As of March 31, 2025	Security related service and asset management income – related parties	Security related service and asset management income – third parties	Trading of timepieces – third parties	Total
	HK$’000	HK$’000	HK$’000	HK$’000

Current	4,088	2,950	5,111	12,149
1 – 3 months	3	1,206	24,340	25,549
4 – 6 months	3	868	-	871
7 – 9 months	3	180	118	301
10 – 12 months	3	15	-	18
1 – 2 years	-	-	-	-
2 – 5 years	-	-	-	-
Current trade receivables	4,100	5,219	29,569	38,888
Less: impairment allowance	(12)	(2,148)	(22,024)	(24,184)

Total	4,088	3,071	7,545	14,704

As of March 31, 2024	Security related service and asset management income – related parties	Security related service and asset management income – third parties	Trading of timepieces – third parties	Total
	HK$’000	HK$’000	HK$’000	HK$’000

Current	100	-	450	550
1 – 3 months	111	10,460	950	11,521
4 – 6 months	115	1,440	-	1,555
7 – 9 months	3	3,940	-	3,943
10 – 12 months	107	1,440	2,794	4,341
1 – 2 years	679	21,577	-	22,256
2 – 5 years	7,227	2,296	-	9,523
Current trade receivables	8,342	41,153	4,194	53,689
Less: impairment allowance	(1,993)	(26,451)	(254)	(28,698)

Total	6,349	14,702	3,940	24,991

All the trade receivables, net of loss allowance, are expected to be recovered within one year. For trade receivables arising from contracts with customers, the Group generally allows a credit period of 30 days (2024: 30 days) to its customers. As of March 31, 2025, included in the Group’s trade receivables balance are debtors with aggregate carrying amount of HK$26,739,000 (2024: HK$53,139,000) which are past due as of the reporting date.

Details of the impairment assessment of trade receivables and write-off   of the loss allowance for trade receivables are set out in Note 27b.